9. Inventories, net	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories, net
9.	Inventories, net

Inventories consisted of the following:

	December 31,	December 31,
	2018	2017
Goods in transit	$2,039	$632
Finished goods	9,867	15,208
Total	$11,906	$15,840

During the years ended December 31, 2018, 2017 and 2016, inventories were written down by $nil, $366 and $146 from continuing operations, respectively, to reflect the lower of cost or market price.